Capital Stock and Reverse Stock Split (Details Narrative) (10-K) - USD ($)									1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 14, 2019	Oct. 14, 2019	May 21, 2019	Apr. 16, 2019	Feb. 07, 2019	Feb. 06, 2019	Jan. 15, 2019	Jan. 26, 2018	Aug. 31, 2019	Jun. 30, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020	Oct. 28, 2019	Jun. 21, 2019	Jun. 20, 2019	Dec. 31, 2017
Reverse stock split	1-for-750	1-for-750
Common stock, par value	$ 0.001	$ 0.001									$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000									1,500,000,000	1,500,000,000	60,000,000	15,000,000,00.	750,000,000	250,000,000		15,000,000,000	8,888,000,000
Preferred stock, shares authorized	337,500	337,500									337,500	337,500	337,500
Common stock, shares issued	9,710,239	9,710,239									607,977,018	9,692,065	6,816,281				7,282,678,714
Common stock, shares outstanding	9,710,239	9,710,239									607,977,018	9,692,065	6,816,281				7,282,678,714
Preferred stock, shares issued	100,000	100,000										1,334	1,334				1,334
Preferred stock, shares outstanding	100,000	100,000										1,334	1,334				1,334
Preferred stock, par value	$ 0.001	$ 0.001									$ 0.001	$ 0.001	$ 0.001
Common stock voting rights												All shares have equal voting rights, are non-assessable, and have one vote per share.
Stock issued restricted shares
Value of common stock shares issued												500,000
Payment for settlement of lawsuit												$ 65,000
Warrants exercisable											330,504,870	1,873,684	67,204
Warrants weighted average exercise price											$ 0.0032	$ 0.4914	$ 0.003
Omnibus Stock Incentive Plan [Member]
Stock issued restricted shares subscriptions									236,681
Promissory Note [Member]
Debt converted of common stock, shares			800,000	533,333	533,333		133,333
Debt converted into common stock			$ 30,000	$ 20,000	$ 20,000		$ 5,000
Stock issued restricted shares						$ 557,936
Stock issued restricted shares subscriptions						500,000
Number of warrants to acquire common stock						291,219
Warrant strike price per share						$ 2.18
Warrants term						5 years
Mr. Remillard [Member]
Additional estimated shares										133,333		133,333
Number of shares issued for the period										133,333
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Number of shares issued for the period								1,600,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized											150,000	150,000
Preferred stock, shares issued											150,000	1,334	1,334
Preferred stock, shares outstanding											150,000	1,334	1,334
Preferred stock, par value											$ 0.001	$ 0.001
Preferred stock, designated shares											150,000	337,500
Debt converted of common stock, shares											1,000	15,000
Preferred stock voting rights											Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.	Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Stock issued restricted shares
Stock issued restricted shares subscriptions
Number of shares issued for the period
Value of common stock shares issued
Cancellation of share due to settlement of lawsuit, shares
Common Stock [Member]
Adjustment to additional paid in capital												$ 7,451,243	$ 5,106,394
Common stock voting rights											All shares have equal voting rights, are non-assessable, and have one vote per share.	All shares have equal voting rights, are non-assessable, and have one vote per share.
Stock issued restricted shares												$ 237
Stock issued restricted shares subscriptions												236,681
Number of shares issued for the period											11,935,000	557,942
Value of common stock shares issued												$ 558
Cancellation of share due to settlement of lawsuit, shares												2,000,000
Stock Subscription [Member]
Number of shares issued for the period												336,020	336,020
Value of common stock shares issued													$ 500,000
Warrant [Member]
Number of warrants to acquire common stock											330,000
Warrant strike price per share											$ 0.50
Warrants term											5 years	5 years
Warrant exercisable into shares of common stock												9,946,921
Increase in warrants											386,870,032	1,256,002
Warrants exercisable											389,073,716	1,873,684
Warrants weighted average exercise price											$ 0.0032	$ 0.49
Warrant [Member] | Minimum [Member]
Warrant strike price per share												0.53
Warrant [Member] | Maximum [Member]
Warrant strike price per share												$ 2.25